17. Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Assets
Interest-bearing time deposit												$ 118,843	$ 720
Investment securities available for sale												245,249	195,746
Total assets												1,414,855	1,154,882
Liabilities and Shareholders' Equity
Junior subordinated debentures												15,464	15,619
Liabilities												1,274,956	1,020,762
Shareholders' equity												139,899	134,120
Total liabilities and shareholders' equity												1,414,855	1,154,882
Revenues:
Interest and dividend income	$ 12,202	$ 11,868	$ 11,638	$ 12,250	$ 12,613	$ 12,430	$ 12,375	$ 12,183	$ 47,958	$ 49,601	$ 45,350
Expenses:
Interest	941	942	912	1,041	1,225	994	781	757	3,836	3,757	2,146
Income before income tax benefit and equity in undistributed earnings of subsidiaries	2,294	5,622	3,096	2,834	3,638	4,455	4,658	4,452	13,846	17,203	16,006
Income tax benefit	374	1,113	535	467	672	834	845	785	2,489	3,136	2,624
Net earnings	1,920	4,509	2,561	2,367	2,966	3,621	3,813	3,667	11,357	14,067	13,382
Cash flows from operating activities:
Net earnings	1,920	$ 4,509	$ 2,561	2,367	2,966	$ 3,621	$ 3,813	3,667	11,357	14,067	13,382
Change in:
Other assets									(382)	952	(3,695)
Net cash provided by operating activities									9,162	13,197	17,187
Cash flows from investing activities:
Proceeds from calls and maturities of investment securities available for sale									62,408	40,561	48,241
Net cash provided by investing activities									(148,972)	(48,181)	(18,587)
Cash flows from financing activities:
Repayment of junior subordinated debenture									155	5,000	0
Net cash used by financing activities									249,003	44,001	(12,534)
Net change in cash									109,193	9,017	(13,934)
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net									1,756	2,658	(2,607)
Parent Company
Assets
Cash	664			1,187	1,187			689	664	689	428	664	1,187
Interest-bearing time deposit												1,000	1,000
Investment in subsidiaries												152,598	146,230
Investment in PEBK Capital Trust II												464	619
Investment securities available for sale												0	250
Other assets												650	476
Total assets												155,376	149,762
Liabilities and Shareholders' Equity
Junior subordinated debentures												15,464	15,619
Liabilities												13	23
Shareholders' equity												139,899	134,120
Total liabilities and shareholders' equity												$ 155,376	$ 149,762
Revenues:
Interest and dividend income									7,539	12,850	4,544
Total revenues									7,539	12,850	4,544
Expenses:
Interest									370	844	790
Other operating expenses									625	629	678
Total expenses									995	1,473	1,468
Income before income tax benefit and equity in undistributed earnings of subsidiaries									6,544	11,377	3,076
Income tax benefit									201	299	299
Income before equity in undistributed earnings of subsidiaries									6,745	11,676	3,375
Equity in undistributed earnings of subsidiaries									4,612	2,391	10,007
Net earnings									11,357	14,067	13,382
Cash flows from operating activities:
Net earnings									11,357	14,067	13,382
Adjustments to reconcile net earnings to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries									(4,612)	(2,391)	(10,007)
Change in:
Other assets									(19)	57	13
Other liabilities									(10)	(13)	6
Net cash provided by operating activities									6,716	11,720	3,394
Cash flows from investing activities:
Proceeds from calls and maturities of investment securities available for sale									250	0	0
Net cash provided by investing activities									250	0	0
Cash flows from financing activities:
Repayment of junior subordinated debenture									(155)	(5,000)	0
Cash dividends paid on common stock									(4,392)	(3,939)	(3,133)
Stock repurchase									(2,999)	(2,490)	0
Proceeds from exercise of restricted stock units									57	207	0
Net cash used by financing activities									(7,489)	(11,222)	(3,133)
Net change in cash									(523)	498	261
Cash at beginning of year				$ 1,187				$ 689	1,187	689	428
Cash at end of year	$ 664				$ 1,187				664	1,187	689
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net									$ 1,756	$ 2,658	$ (2,607)